Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

Note 16 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the years ended December 31,
	2023	2022	2021
Net loss attributable to ordinary shareholders of TROOPS	$(1,719)	$(346)	$(8,413)

Weighted average shares used in calculating loss per share – basic and diluted	101,597,998	101,597,998	101,563,623

Loss per share – basic and diluted	$(0.02)	$(0.01)	$(0.08)
Net loss per share – basic and diluted	$(0.02)	$(0.01)	$(0.08)

As of December 31, 2023, 2022 and 2021, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.